Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Financial Assets and Financial Liabilities [Abstract]
Schedule of Financial Assets and Liabilities

Set out below is an overview of financial assets and liabilities, other than cash and cash equivalents, held by the Group as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025 (unaudited)	As of December 31, 2024
	(in €)
Financial assets at amortized cost
Non-current financial assets	6,235,346	3,092,290
thereof marketable securities	5,997,963	2,854,405
Current financial assets	34,993,289	34,462,352
thereof marketable securities	34,665,371	33,969,390
Financial liabilities at amortized cost
Trade and other payables	9,946,234	11,549,150
Financial liabilities at fair value
Non-current liabilities to shareholders	4,549,915	—